SHARE BASED COMPENSATION (summary of the non-vested RSU activity) (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested RSUs on January 1, 2021 | shares	10,289,352
Granted | shares	37,253,465
Vested | shares	(26,770,640)
Forfeited | shares	(14,000)
Nonvested RSUs on December 31, 2021 | shares	20,758,177
Nonvested RSUs on January 1, 2021 | $ / shares	$ 1.38
Granted | $ / shares	14.14
Vested | $ / shares	11.01
Forfeited | $ / shares	1.61
Nonvested RSUs on December 31, 2021 | $ / shares	$ 11.86